Carrying Values of Intangible Assets and Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Intangible Assets And Goodwill [Line Items]
Goodwill, Gross Carrying Amount	$ 14,005	$ 14,005	$ 14,005
Goodwill, Net	14,005	14,005	14,005
Gross Carrying Amount	40,759	40,843	40,828
Accumulated Amortization	13,070	12,692	11,027
Net	13,684	14,145
Net	27,689	28,151	29,801
Trademarks
Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	23,000	23,000	23,000
Accumulated Amortization	10,832	10,545	9,395
Net	12,168	12,455	13,605
Lease Rights
Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	3,754	3,838	3,823
Accumulated Amortization	2,238	2,147	1,632
Net	$ 1,516	$ 1,691	$ 2,191